PRINCIPAL ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Jul. 17, 2017	Sep. 20, 2013 EUR (€)
Foreign currency translation
Cash, cash equivalents, and restricted cash	¥ 4,509,400,000		¥ 4,136,500,000
Available-for-sale investment
Provision for other receivables	0	$ 0	(11,666,061)	¥ 21,923,756
Proceeds from Sale and Maturity of Available-for-sale Securities			11,636,130
Due to related parties | €						€ 2,948,489
Stated interest rate					0.00%
Short-term and long-term advances to suppliers
Provision for advance to suppliers			799,899
Interest Capitalization
Interest capitalized	0
Interest Expense	322,002,538		409,731,845	360,480,383
Interest and Other Income	¥ 58,810,160		41,519,696	42,080,673
Project assets
Project assets, useful life	20 years	20 years
Revenue recognition
Return percentage, minimum	5.00%	5.00%
VAT rate	17.00%
Retainage	¥ 89,848,484		144,875,453
Retain percentage, maximum	10.00%	10.00%
Cost of revenue
Cost of electricity sales	¥ 3,100,000		600,000	0
Warranty cost
Product defect, minimum warranty	5 years	5 years
Product defect, maximum warranty	10 years	10 years
Product decline, minimum warranty	10 years	10 years
Product decline, maximum warranty	25 years	25 years
Warranty cost expenses	¥ 299,331,077		257,464,846	149,304,487
Utilization of warranty accruals	¥ 114,112,651		11,957,359	18,244,745
Product decline, minimum percentage	10.00%	10.00%
Product decline, maximum percentage	20.00%	20.00%
Shipping and handling
Shipping and handling costs	¥ 1,220,560,478		831,693,851	542,857,593
Government grants
Subsidy income	147,916,764	$ 22,734,390	168,646,557	101,873,574
Government grants related to assets	26,306,649		0	0
Disclosure of Other Reserve Information [Abstract]
Appropriation to statutory reserves
Convenience translation
Exchange rate	6.5063
Recent accounting pronouncements
Contract Receivable Retainage, Description	As a result of adopting the new accounting standard, for the sales contracts with retainage terms, under which customers were allowed to withhold payment of 5% to 10% of the full contract price as retainage for a specified period from one year to two year (Retainage Period), revenue from retainage will be recognized upon the Group satisfied its performance obligation to transfer the goods to its customers instead of deferring recognition until the customers pay it after the Retainage Period expires.	As a result of adopting the new accounting standard, for the sales contracts with retainage terms, under which customers were allowed to withhold payment of 5% to 10% of the full contract price as retainage for a specified period from one year to two year (Retainage Period), revenue from retainage will be recognized upon the Group satisfied its performance obligation to transfer the goods to its customers instead of deferring recognition until the customers pay it after the Retainage Period expires.
Standard and Extended Product Warranty Accrual	¥ 117,165,077		92,083,351
Contract Retainage Receivable, Additions	8,821,018		19,809,181	35,682,215
Contract Retainage Revenue	63,847,987		31,092,562	73,766,543
Project Assets Of Discontinued Operations [Member]
Interest Capitalization
Interest capitalized			58,624,205	66,896,537
Construction Projects Of Continuing Operation [Member]
Interest Capitalization
Interest capitalized	17,662,780		8,915,817	7,381,127
Statutory reserves [Member]
Disclosure of Other Reserve Information [Abstract]
Appropriation to statutory reserves	¥ 50,632,996		¥ 115,487,297	¥ 99,858,201
Land use rights [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Intangible asset, useful life, minimum	50 years	50 years
Intangible asset, useful life, maximum	70 years	70 years
Land use rights [Member] | Manufacturing [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Intangible asset, useful life, minimum	50 years	50 years
Intangible asset, useful life, maximum	70 years	70 years
Purchased software and trademark registration fees [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Intangible asset, useful life, minimum	5 years	5 years
Intangible asset, useful life, maximum	10 years	10 years
Building [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life	20 years	20 years
Machinery and Equipment [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life	10 years	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life	3 years	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life	5 years	5 years
Vehicles [Member] | Minimum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life	4 years	4 years
Vehicles [Member] | Maximum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life	5 years	5 years
Solar power projects [Member] | Minimum [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Lease term	20 years	20 years
Solar power projects [Member] | Maximum [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Lease term	50 years	50 years
Bond [Member]
Available-for-sale investment
Convertible debt, conversion rate	1	1
Stated interest rate						5.00%